Intangible Assets, Net - Summary of Amortization Expense (Details) - 12 months ended Dec. 31, 2018	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 1,602,163	$ 233,025
Cost of Revenues
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 1,602,163